Segment Information - Schedule of Geographic Regions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographic Regions [Line Items]
Revenue	$ 571,044	$ 704,161	$ 759,169
Satellites, property and other equipment	2,277,143	1,260,298
Intangible assets	497,466	692,756
Other long-term assets	516,507	79,939
Canada [Member]
Schedule of Geographic Regions [Line Items]
Revenue	260,425	324,226	330,533
Satellites, property and other equipment	1,903,673	782,639
Intangible assets	477,221	650,528
United States [Member]
Schedule of Geographic Regions [Line Items]
Revenue	210,628	245,328	289,946
Satellites, property and other equipment	14,964	18,035
Intangible assets	7,896	25,999
Other long-term assets	516,507	79,939
Asia & Australia [Member]
Schedule of Geographic Regions [Line Items]
Revenue	31,984	50,651	45,082
Latin America & Caribbean [Member]
Schedule of Geographic Regions [Line Items]
Revenue	36,459	48,664	57,842
Intangible assets	8,817	11,963
Europe, Middle East & Africa [Member]
Schedule of Geographic Regions [Line Items]
Revenue	31,548	35,292	$ 35,766
Satellites, property and other equipment	7,427	11,395
United Kingdom [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	349,619	446,194
All Others [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	1,460	2,035
Intangible assets	$ 3,532	$ 4,266